(LOSS) INCOME PER SHARE	12 Months Ended
Dec. 31, 2022
(LOSS) INCOME PER SHARE
(LOSS) INCOME PER SHARE

20. (LOSS) INCOME PER SHARE

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2020	31, 2021	31, 2022	31, 2022
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net (loss) income attributable to ordinary shareholders before change in redeemable noncontrolling interest	397,883,388	(411,234,755)	(974,859,050)	(141,341,275)
Change in redeemable noncontrolling interest	(1,190,122)	—	—	—
Net (loss) income attributable to ordinary shareholders	396,693,266	(411,234,755)	(974,859,050)	(141,341,275)

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	163,599,920	495,304,894	720,237,128	720,237,128

Net (loss) income attributable to holders of ordinary shares per share
- Basic and diluted	2.42	(0.83)	(1.35)	(0.20)

The Company had 4,200,645, 366,148,968 and 271,620,613 stock options, warrants and non-vested shares outstanding as of December 31, 2020, 2021 and 2022, respectively, which were excluded in the computation of diluted loss per share in the periods presented, as their effect would have been anti-dilutive due to the net loss reported in such periods.